UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917
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SENTINEL VARIABLE PRODUCTS TRUST
--------------------------------
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE
MONPELIER, VT 05604
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(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.
ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
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(Name and address of agent for service)

(802) 229-3113
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Registrant's telephone number, including area code

Date of fiscal year end: 12/31/09
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Date of reporting period: 03/31/09

ITEM 1. Schedule of Investments (follows)

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Sentinel Variable Products Trust Balanced Fund

Fund Profile
at March 31, 2009 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets
Common Stocks	58.9%
U.S. Government Obligations	33.7%
Foreign Stocks & ADR's	4.3%
Cash and Other	3.1%

Top 10 Equity Holdings*		Top Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.2%	FHLMC G04692	5.50%	02/01/35	6.4%
Int'l. Business Machines Corp	1.6%	FNR 1999 32	6.00%	07/25/29	4.4%
Chevron Corp.	1.4%	FNR 06-88 BV	6.50%	11/25/25	4.4%
United Technologies Corp.	1.2%	GNMA 701568	6.00%	01/15/39	4.3%
Honeywell Int'l., Inc.	1.2%	FNMA 930742	4.50%	03/01/24	3.8%
Praxair, Inc.	1.1%	FNMA 909166	6.00%	03/01/38	3.2%
Johnson & Johnson	1.1%	Total of Net Assets*			26.5%
Microsoft Corp.	1.1%
SAP AG	1.0%
Schering-Plough Corp.	1.0%
Total of Net Assets*	12.9%

Average Effective Duration	(for all Fixed Income Holdings) 2.0 years**
*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at March 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 33.7%			FNR 1999 32			Government National Mortgage
Federal Home Loan Bank 4.8%			6%, 07/25/29	507M	$ 537,163	Corporation 4.3%
Agency Discount Notes:					1,074,024	Mortgage-Backed Securities:
0.05%, 04/06/09	580M	$ 579,996	Mortgage-Backed Securities:			Other:
Federal Home Loan Mortgage			20-Year:			GNMA 701568
Corporation 6.4%			FNMA 930742			6%, 01/15/39	499M	$ 522,048
Mortgage-Backed Securities:			4.5%, 03/01/24	447M	456,833	Total U.S. Government
						Obligations
30-Year:			30-Year:			(Cost $4,026,261)		4,093,545
FHLMC G04692			FNMA 909166
5.5%, 02/01/35	744M	775,875	6%, 03/01/38	368M	384,769
Federal National Mortgage			Total Federal National				Shares
Association 18.2%			Mortgage Association		2,215,626	Domestic Common Stocks 58.9%
Agency Discount Notes:						Consumer Discretionary 4.9%
0.01%, 04/01/09	300M	300,000				Coach, Inc. *	500	8,350
Collateralized Mortgage Obligations:						Comcast Corp.	8,250	106,178
FNR 06-88 BV						Gap, Inc.	3,000	38,970
6.5%, 11/25/25	500M	536,861				McDonald's Corp.	2,000	109,140
						McGraw-Hill Cos., Inc.	2,200	50,314
						Nike, Inc.	1,000	46,890

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Balanced Fund

Shares		Value	Shares		Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Polo Ralph Lauren Corp. *	1,500	$ 63,375	Covidien Ltd.	2,000	$66,480	Seagate Technology	5,000	$ 30,050
Time Warner Cable, Inc.	1,255	31,125	Eli Lilly & Co.	2,500	83,525	Texas Instruments, Inc.	4,000	66,040
Time Warner, Inc.	5,000	96,500	Gen-Probe, Inc. *	1,500	68,370			1,344,460
TJX Cos., Inc.	1,700	43,588	Gilead Sciences, Inc. *	2,000	92,640
		594,430	Johnson & Johnson	2,500	131,500	Materials 2.5%
Consumer Staples 4.7%						EI Du Pont de Nemours & Co.	4,000	89,320
Altria Group, Inc.	2,000	32,040	Medco Health Solutions, Inc. *	1,000	41,340	Freeport-McMoRan
CVS Caremark Corp.	2,700	74,223	Medtronic, Inc.	2,500	73,675	Copper & Gold, Inc.	2,000	76,220
HJ Heinz Co.	3,000	99,180	Merck & Co., Inc.	3,500	93,625	Praxair, Inc.	2,000	134,580
Kellogg Co.	2,500	91,575	Pfizer, Inc.	7,500	102,150			300,120
Kraft Foods, Inc.	1,384	30,849	Schering-Plough Corp.	5,000	117,750	Telecommunication Services 1.6%
PepsiCo, Inc.	1,500	77,220	St. Jude Medical, Inc. *	1,500	54,495	AT&T, Inc.	2,400	60,480
Philip Morris Int'l., Inc.	2,000	71,160	Zimmer Holdings, Inc. *	2,500	91,250	Rogers Communications, Inc.	1,900	43,377
Procter & Gamble Co.	2,000	94,180			1,296,376	Verizon Communications,
		570,427	Industrials 8.7%			Inc.	3,000	90,600
Energy 7.6%			Boeing Co.	2,000	71,160			194,457
Chevron Corp.	2,500	168,100	Canadian National Railway Co.	1,800	63,810	Utilities 1.2%
EOG Resources, Inc.	1,500	82,140	Deere & Co.	1,500	49,305	Entergy Corp.	1,000	68,090
ExxonMobil Corp.	4,000	272,400	General Dynamics Corp.	1,500	62,385	NRG Energy, Inc. *	4,800	84,480
Noble Energy, Inc.	2,000	107,760	General Electric Co.	10,000	101,100			152,570
Pride Int'l., Inc. *	3,500	62,930	Honeywell Int'l., Inc.	5,200	144,872	Total Domestic Common Stocks
Schlumberger Ltd.	2,500	101,550	Northrop Grumman Corp.	1,700	74,188	(Cost $8,827,442)		7,149,324
Transocean Ltd. *	713	41,953	Lockheed Martin Corp.	1,500	103,545	Foreign Stocks & ADR's 4.3%
Weatherford Int'l. Ltd. *	8,000	88,560	Rockwell Automation, Inc.	1,500	32,760	Australia 0.5%
		925,393	Tyco Int'l. Ltd.	1,500	29,340	BHP Billiton Ltd. ADR	1,500	66,900
Financials 5.9%			Union Pacific Corp.	2,000	82,220	Finland 0.7%
ACE Ltd.	2,000	80,800	United Technologies Corp.	3,500	150,430	Nokia Corp. ADR	7,200	84,024
American Express Co.	2,700	36,801	Waste Management, Inc.	3,500	89,600	Germany 1.0%
Bank of America Corp.	5,000	34,100			1,054,715	SAP AG ADR	3,400	119,986
Bank of New York Mellon						Israel 0.7%
Corp.	3,800	107,350	Information Technology 11.1%			Teva Pharmaceutical
Citigroup, Inc.	4,000	10,120	Accenture Ltd.	2,100	57,729	Industries Ltd. ADR	2,000	90,100
Goldman Sachs Group, Inc.	600	63,612	Activision Blizzard, Inc. *	6,000	62,760	Mexico 0.8%
JPMorgan Chase & Co.	2,500	66,450	Adobe Systems, Inc. *	3,500	74,865	America Movil SA de CV
Marsh & McLennan Cos.,			Broadcom Corp. *	3,500	69,930	ADR	3,500	94,780
Inc.	2,500	50,625	Cisco Systems, Inc. *	6,000	100,620	United Kingdom 0.6%
MetLife, Inc. *	2,000	45,540	Dolby Laboratories, Inc. *	1,500	51,165	Diageo PLC ADR	1,500	67,125
Morgan Stanley	1,500	34,155	EMC Corp. *	7,000	79,800	Total Foreign Stocks &
The Travelers Cos., Inc.	2,000	81,280	Intel Corp.	7,500	112,875	ADR's (Cost $705,385)		522,915
US Bancorp	4,300	62,823	Intersil Corp.	6,000	69,000	Total Investments 96.9%
Wells Fargo & Co.	3,000	42,720	Int'l. Business Machines			(Cost $13,559,088)†		11,765,784
		716,376	Corp.	2,000	193,780	Other Assets in Excess of
Health Care 10.7%			KLA-Tencor Corp.	4,000	80,000	Liabilities 3.1%		377,761
Amgen, Inc. *	1,800	89,136	Mettler-Toledo Int'l., Inc. *	600	30,798	Net Assets 100.0%		$ 12,143,545
Becton Dickinson & Co.	1,000	67,240	Microsoft Corp.	7,000	128,590
Bristol-Myers Squibb Co.	4,000	87,680	Motorola, Inc.	7,000	29,610
Celgene Corp. *	800	35,520	NetApp, Inc. *	7,200	106,848	* Non-income producing

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Balanced Fund

†	Cost for federal income tax purposes is
$13,559,088. At March 31, 2009 unrealized
depreciation for federal income tax purposes
aggregated $1,793,304 of which $808,861
related to appreciated securities and
$2,602,165 related to depreciated securities.

ADR	- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Bond Fund

Fund Profile
at March 31, 2009 (Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			4.1%	4 yrs. to 5.99 yrs.			7.7%
1 yr. to 2.99 yrs.			58.3%	6 yrs. to 7.99 yrs.			15.6%
3 yrs. to 3.99 yrs.			12.4%	8 yrs. and over			1.8%
Average Effective Duration (for all Fixed Income Holdings) 3.2 years**

Top 10 Holdings*

		Maturity Percent of				Maturity Percent of
Description	Coupon	Date Net Assets		Description	Coupon	Date Net Assets
GNR 02-67 ZA	6.00%	09/20/32	5.6%
GNMA 673818X	6.00%	08/15/38	4.7%	GNMA 675054X	5.50%	01/15/23	3.5%
FNMA 930742	4.50%	03/01/24	4.4%	FNR 01-46 ZG	6.00%	09/25/31	3.3%
FHR 2582 TE	5.50%	12/15/31	4.1%	FNMA 909166	6.00%	03/01/38	3.1%
FNMA 254766	5.00%	06/01/33	4.1%	FNR 1999 32	6.00%	07/25/29	3.1%
GNR 01-56 PT	6.00%	11/20/31	3.6%	Total of Net Assets			39.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at March 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 66.5%			Federal National Mortgage			FNMA 889855
U.S. Government Agency			Association 31.3%			5.5%, 11/01/33	1,851M	$1,930,407
Obligations 66.5%			Collateralized Mortgage Obligations:			FNMA 909166
Federal Home Loan Mortgage						6%, 03/01/38	2,102M	2,197,737
Corporation 13.6%			FNR 06-88 BV					8,975,876
Collateralized Mortgage Obligations:			6.5%, 11/25/25	1,500M	$ 1,610,583	Total Federal National
			FNR 98-11 Z			Mortgage Association		21,907,358
FHR 3181 BV			6%, 03/18/28	1,817M	1,924,215	Government National Mortgage
6.5%, 06/15/26	1,000M	$1,066,291	FNR 1999 32			Corporation 21.6%
FHR 2102 PE			6%, 07/25/29	2,027M	2,148,651	Collateralized Mortgage Obligations:
6.5%, 12/15/28	1,910M	2,038,008	FNR 01-46 ZG
FHR 2582 TE			6%, 09/25/31	2,215M	2,339,616	GNR 01-56 PT
5.5%, 12/15/31	2,750M	2,858,283	FNR 01-59 Z			6%, 11/20/31	2,385M	2,523,797
FHR 2454 BK			7%, 11/25/31	1,706M	1,843,728	GNR 02-67 ZA
6.5%, 05/15/32	2,000M	2,136,760			9,866,793	6%, 09/20/32	3,689M	3,898,841
		8,099,342	Mortgage-Backed Securities:					6,422,638
Mortgage-Backed Securities:			20-Year:			Mortgage-Backed Securities:
30-Year:			FNMA 930742			15-Year:
FHLMC G04692			4.5%, 03/01/24	3,000M	3,064,689	GNMA 679437X
5.5%, 02/01/35	1,398M	1,456,587	30-Year:			6%, 11/15/22	918M	966,500
Total Federal Home Loan			FNMA 254766			GNMA 675054X
Mortgage Corporation		9,555,929	5%, 06/01/33	2,756M	2,853,875	5.5%, 01/15/23	2,360M	2,484,268
			FNMA 555800					3,450,768
			5.5%, 10/01/33	1,913M	1,993,857

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Bond Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

30-Year:			Sabine Pass LNG LP			Transportation 2.2%
GNMA 691235			7.25%, 11/30/13	250M	$177,500	Canadian Pacific Railway Co.
6%, 06/15/38	1,846M	$1,931,128	Transocean, Inc.			6.5%, 05/15/18	500M	$450,524
GNMA 673818X			5.25%, 03/15/13	500M	501,698	ERAC USA Finance Co.
6%, 08/15/38	3,171M	3,318,502	Valero Energy Corp.			5.8%, 10/15/12 (b)	500M	390,184
		5,249,630	9.375%, 03/15/19	500M	517,019	FedEx Corp.
Total Government National			XTO Energy, Inc.			8%, 01/15/19	200M	210,849
Mortgage Corporation		15,123,036	5.5%, 06/15/18	500M	467,046	Waste Management, Inc.
Total U.S. Government					2,816,491	6.1%, 03/15/18	500M	473,117
Obligations			Financial 6.7%					1,524,674
(Cost $45,527,885)		46,586,323	American Honda Finance			Utilities 7.8%
Corporate Bonds 33.1%			Corp.			Buckeye Partners LP
Basic Industry 4.5%			7.625%, 10/01/18 (b)	500M	471,560	4.625%, 07/15/13	500M	467,071
			AXA SA			DCP Midstream LLC
Airgas, 7.125%, Inc. 10/01/18 (b)	500M	481,250	8.6%, 12/15/30	500M	353,275	9.75%, 03/15/19 (b)	500M	496,479
Alcan, Inc.			Brookfield Asset			Dynegy Holdings, Inc.
			Management, Inc.			7.75%, 06/01/19	500M	327,500
6.125%, 12/15/33	500M	336,269	5.8%, 04/25/17	500M	337,990
Int'l. Paper Co.			Capital One Financial Corp.			Enbridge Energy Partners LP
7.4%, 06/15/14	500M	412,893	6.15%, 09/01/16	500M	316,919	9.875%, 03/01/19	500M	516,285
Lubrizol Corp.			Chubb Corp.			Enterprise Products Operating LLC
8.875%, 02/01/19	500M	515,058	6.375%, 04/15/17	500M	285,785	7.034%, 01/15/68	500M	312,941
Mosaic Co.			Citigroup, Inc.			Kinder Morgan Energy
7.625%, 12/01/16 (b)	500M	490,698	5%, 09/15/14	500M	331,812	Partners LP
Pactiv Corp.			Goldman Sachs Capital II			9%, 02/01/19	500M	535,352
5.875%, 07/15/12	500M	475,610	5.793%, 12/29/49	500M	208,291	Oncor Electric Delivery Co.
Rexam PLC			Hanover Insurance Group, Inc.			7%, 05/01/32	500M	450,333
6.75%, 06/01/13 (b)	500M	434,147	7.625%, 10/15/25	325M	221,427	Plains All American Pipeline
		3,145,925	JPMorgan Chase & Co			LP
Capital Goods 2.4%			7.9%, 04/29/49	500M	321,975	6.5%, 05/01/18	500M	432,869
Goodrich Corp.			Merrill Lynch & Co, Inc.			PNM Resources, Inc.
6.125%, 03/01/19	800M	777,393	6.15%, 04/25/13	500M	420,658	9.25%, 05/15/15	500M	444,375
L-3 Communications Corp.			MetLife, Inc.			Sempra Energy
7.625%, 06/15/12	500M	503,125	5%, 06/15/15	500M	411,910	9.8%, 02/15/19	500M	554,712
Xerox Corp.			ProLogis			TransCanada Pipelines Ltd.
6.35%, 05/15/18	500M	373,091	6.625%, 05/15/18	500M	253,799	7.25%, 08/15/38	500M	468,675
		1,653,609	Prudential Financial, Inc.			Williams Cos, Inc.
			6.625%, 12/01/37	500M	271,156	8.75%, 01/15/20 (b)	500M	498,357
Consumer Non-Cyclical 2.2%			Travelers Cos, Inc.					5,504,949
Anheuser-Busch InBev			6.25%, 03/15/67	500M	265,678
Worldwide, Inc.						Total Corporate Bonds
7.75%, 01/15/19 (b)	500M	499,395	Wells Fargo Capital XIII			(Cost $25,136,537)		23,207,027
			7.7%, 12/29/49	500M	238,324
Roche Holdings, Inc.					4,710,559	Total Investments 99.6%
6%, 03/01/19 (b)	500M	515,590				(Cost $70,664,422)†		69,793,350
Staples, Inc.			Telecommunications	3.3%		Other Assets in Excess of
9.75%, 01/15/14	500M	523,927	AT&T, Inc.			Liabilities 0.4%		288,625
		1,538,912	5.8%, 02/15/19	500M	490,373
			Telecom Italia Capital SA			Net Assets 100.0%		$ 70,081,975
Energy 4.0%			6.999%, 06/04/18	500M	453,932
Chesapeake Energy Corp.			Time Warner Cable, Inc.
6.875%, 11/15/20	500M	393,750	6.2%, 07/01/13	500M	487,190	† Cost for federal income tax purposes is
Devon Energy Corp.						$70,664,422. At March 31, 2009 unrealized
6.3%, 01/15/19	300M	293,228	United States Cellular Corp.			depreciation for federal income tax purposes
			6.7%, 12/15/33	500M	379,471	aggregated $871,072 of which $1,640,934
OPTI Canada, Inc.						related to appreciated securities and
8.25%, 12/15/14	500M	226,250	Verizon Wireless Capital LLC			$2,512,006 related to depreciated securities.
			5.55%, 02/01/14 (b)	500M	500,942
Quicksilver Resources, Inc.					2,311,908
7.125%, 04/01/16	500M	240,000

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Bond Fund

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933,
as amended. These securities may be
resold in transactions exempt from
registrations, normally to qualified
institutional buyers. At March 31, 2009,
the market value of rule 144A securities
amounted to $4,778,603 or 6.82% of net
assets.

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Common Stock Fund

Fund Profile
at March 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.4%	Financials	9.4%
Health Care	17.0%	Consumer Discretionary	6.9%
Industrials	13.2%	Materials	4.1%
Energy	12.4%	Telecommunication Services	2.7%
Consumer Staples	10.0%	Utilities	0.9%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.9%	The Travelers Cos., Inc.	1.7%
Int'l. Business Machines Corp.	2.4%	Johnson & Johnson	1.5%
Chevron Corp.	2.4%	CVS Caremark Corp.	1.4%
United Technologies Corp.	2.0%	Noble Energy, Inc.	1.3%
Procter & Gamble Co.	1.8%	Total of Net Assets	19.2%
PepsiCo, Inc.	1.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at March 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 87.7%			Energy 11.4%			Morgan Stanley	35,000	$ 796,950
Consumer Discretionary 6.9%			Baker Hughes, Inc.	30,000	$856,500	The Travelers Cos., Inc.	60,000	2,438,400
Coach, Inc. *	24,600	$410,820	Chevron Corp.	50,000	3,362,000	US Bancorp	71,700	1,047,537
Comcast Corp.	125,000	1,608,750	EOG Resources, Inc.	11,200	613,312	Wells Fargo & Co.	63,300	901,392
Gap, Inc.	75,000	974,250	ExxonMobil Corp.	60,000	4,086,000			13,470,699
McDonald's Corp.	20,000	1,091,400	Marathon Oil Corp.	60,000	1,577,400	Health Care 16.2%
McGraw-Hill Cos., Inc.	75,000	1,715,250	Noble Energy, Inc.	35,000	1,885,800	Aetna, Inc.	50,000	1,216,500
Nike, Inc.	20,700	970,623	Pride Int'l., Inc. *	37,500	674,250	Amgen, Inc. *	34,300	1,698,536
Polo Ralph Lauren Corp.	20,000	845,000	Schlumberger Ltd.	30,000	1,218,600	Baxter Int'l., Inc.	25,000	1,280,500
Time Warner Cable, Inc.	18,223	451,938	Transocean Ltd. *	15,000	882,600	Becton Dickinson & Co.	25,500	1,714,620
Time Warner, Inc.	72,600	1,401,180	Weatherford Int'l. Ltd. *	100,000	1,107,000	Bristol-Myers Squibb Co.	55,000	1,205,600
TJX Cos., Inc.	15,000	384,600			16,263,462	Celgene Corp. *	17,500	777,000
		9,853,811	Financials 9.4%			Covidien Ltd.	25,000	831,000
Consumer Staples 8.9%			ACE Ltd.	25,000	1,010,000	Eli Lilly & Co.	15,000	501,150
Altria Group, Inc.	50,000	801,000	American Express Co.	45,000	613,350	Gen-Probe, Inc. *	21,000	957,180
CVS Caremark Corp.	75,000	2,061,750	Bank of America Corp.	75,000	511,500	Gilead Sciences, Inc. *	37,300	1,727,736
HJ Heinz Co.	45,000	1,487,700	Bank of New York Mellon			Johnson & Johnson	40,000	2,104,000
Kellogg Co.	25,000	915,750	Corp.	50,000	1,412,500	Medco Health Solutions,
Kimberly-Clark Corp.	12,000	553,320	Citigroup, Inc.	75,000	189,750	Inc. *	20,000	826,800
Kraft Foods, Inc.	30,000	668,700	Goldman Sachs Group, Inc.	8,500	901,170	Medtronic, Inc.	50,000	1,473,500
PepsiCo, Inc.	50,000	2,574,000	JPMorgan Chase & Co.	40,000	1,063,200	Merck & Co., Inc.	50,000	1,337,500
Philip Morris Int'l., Inc.	30,000	1,067,400	Marsh & McLennan Cos.,			Pfizer, Inc.	110,000	1,498,200
Procter & Gamble Co.	55,000	2,589,950	Inc.	60,000	1,215,000	Schering-Plough Corp.	71,200	1,676,760
		12,719,570	MetLife, Inc.	35,000	796,950	St. Jude Medical, Inc. *	35,000	1,271,550
			Moody's Corp.	25,000	573,000

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Common Stock Fund

								Principal
	Shares	Value		Shares	Value			Amount	Value
		(Note 2)			(Note 2)			(M=$1,000)	(Note 2)
Zimmer Holdings, Inc. *	30,000	$1,095,000	Freeport-McMoRan			U.S. Government Obligations 1.3%
		23,193,132	Copper & Gold, Inc.	35,000	$1,333,850	Federal National Mortgage
Industrials 13.2%			Pactiv Corp. *	60,000	875,400		Association 1.3%
						Agency Discount Notes:
Boeing Co.	30,000	1,067,400	Praxair, Inc.	17,000	1,143,930		0.05%, 04/13/09
Canadian National					4,692,980		(Cost $1,799,970)	1,800M	$1,799,970
Railway Co.	23,100	818,895	Telecommunication Services 1.9%			Total Investments 99.8%
Caterpillar, Inc.	15,000	419,400	AT&T, Inc.	40,000	1,008,000		(Cost $187,725,972)†		142,570,294
Deere & Co.	30,000	986,100	Rogers Communications,			Other Assets in Excess of
General Dynamics Corp.	25,000	1,039,750	Inc.	38,400	876,672		Liabilities 0.2%		284,534
General Electric Co.	150,000	1,516,500	Verizon Communications,
Honeywell Int'l., Inc.	65,000	1,810,900	Inc.	25,000	755,000	Net Assets 100.0%			$ 142,854,828
L-3 Communications					2,639,672
Holdings, Inc.	12,800	867,840	Utilities 0.9%			*	Non-income producing
Lockheed Martin Corp.	20,000	1,380,600	Entergy Corp.	10,000	680,900	†	Cost for federal income tax purposes is
McDermott Int'l., Inc. *	76,300	1,021,657	NRG Energy, Inc. *	35,000	616,000		$187,725,972. At March 31, 2009 unrealized
							depreciation for federal income tax purposes
Northrop Grumman Corp.	40,000	1,745,600			1,296,900		aggregated $45,155,678 of which $3,210,343
Rockwell Automation, Inc.	30,000	655,200	Total Domestic Common Stocks				related to appreciated securities and
Tyco Int'l. Ltd.	30,000	586,800	(Cost $166,466,682)		125,295,185		$48,366,021 related to depreciated
Union Pacific Corp.	16,200	665,982	Foreign Stocks & ADR's 6.3%				securities.
United Technologies Corp.	65,000	2,793,700	Australia 0.8%			ADR - American Depository Receipt
Waste Management, Inc.	60,000	1,536,000	BHP Billiton Ltd. ADR	25,000	1,115,000
		18,912,324	Finland 0.8%
Information Technology 15.6%			Nokia Corp. ADR	100,000	1,167,000
Accenture Ltd.	55,000	1,511,950	France 1.0%
Activision Blizzard, Inc. *	80,000	836,800	Total SA ADR	30,000	1,471,800
Adobe Systems, Inc. *	60,000	1,283,400	Germany 1.0%
Broadcom Corp. *	75,000	1,498,500	SAP AG ADR	40,000	1,411,600
Cisco Systems, Inc. *	75,000	1,257,750	Israel 0.8%
Dolby Laboratories, Inc. *	40,000	1,364,400	Teva Pharmaceutical
EMC Corp. *	125,000	1,425,000	Industries Ltd. ADR	25,000	1,126,250
Intel Corp.	50,000	752,500	Mexico 0.6%
Intersil Corp.	88,600	1,018,900	America Movil SA de CV ADR	30,000	812,400
Int'l. Business Machines Corp.	35,000	3,391,150	United Kingdom 1.3%
Juniper Networks, Inc. *	50,000	753,000	Diageo PLC ADR	35,000	1,566,250
KLA-Tencor Corp.	53,500	1,070,000	Vodafone Group PLC ADR	17,500	304,850
Mettler-Toledo Int'l., Inc. *	15,000	769,950			1,871,100
Microsoft Corp.	75,000	1,377,750	Total Foreign Stocks &
			ADR's (Cost $12,959,331)		8,975,150
Motorola, Inc.	100,000	423,000		Principal
NetApp, Inc. *	100,000	1,484,000		Amount
Qualcomm, Inc.	8,500	330,735		(M=$1,000)
Seagate Technology	50,000	300,500	Corporate Short-Term Notes 4.5%
Texas Instruments, Inc.	85,000	1,403,350	Nestle Capital Corp.
		22,252,635	0.05%, 04/01/09	1,500M	1,500,000
Materials 3.3%			United Parcel Service
EI Du Pont de Nemours &			0.04%, 04/03/09	5,000M	4,999,989
Co.	60,000	1,339,800	Total Corporate Short-Term
			Notes (Cost $6,499,989)		6,499,989

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Mid Cap Growth Fund

Fund Profile
at March 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.0%	Energy	7.2%
Health Care	18.8%	Consumer Staples	6.5%
Industrials	13.5%	Materials	3.5%
Consumer Discretionary	12.3%	Telecommunication Services	2.1%
Financials	11.3%	Utilities	1.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Stericycle, Inc.	2.0%	Ritchie Bros Auctioneers, Inc.	1.6%
Activision Blizzard, Inc.	1.8%	Nice Systems Ltd.	1.6%
ITC Holdings Corp.	1.7%	Nuance Communications, Inc.	1.5%
Waste Connections, Inc.	1.6%	MetroPCS Communications, Inc.	1.5%
VF Corp.	1.6%	Total of Net Assets	16.5%
Dolby Laboratories, Inc.	1.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at March 31, 2009 (Unaudited)

Shares		Value	Shares		Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 93.2%			McCormick & Co., Inc.	6,190	$ 183,038	Investment Technology
Consumer Discretionary 12.3%					805,040	Group, Inc. *	1,530	$39,045
Burger King Holdings, Inc.	7,750	$177,862	Energy 7.2%			Northern Trust Corp.	1,220	72,980
Coach, Inc. *	5,490	91,683	Core Laboratories NV	1,400	102,424	optionsXpress Holdings,
Darden Restaurants, Inc.	3,900	133,614	IHS, Inc. *	3,880	159,778	Inc.	380	4,321
GameStop Corp. *	5,950	166,719	National Oilwell Varco,			People's United Financial,
Gildan Activewear, Inc. *	7,270	58,887	Inc. *	3,030	86,991	Inc.	7,770	139,627
LKQ Corp. *	2,900	41,383	PetroHawk Energy Corp. *	4,130	79,420	Raymond James Financial, Inc.	5,900	116,230
Marriott Int'l., Inc.	10,710	175,216	Range Resources Corp.	4,410	181,516	RLI Corp.	1,200	60,240
Matthews Int'l. Corp.	2,500	72,025	Southwestern Energy Co. *	4,830	143,403	Signature Bank *	2,620	73,963
Morningstar, Inc. *	2,100	71,715	Weatherford Int'l. Ltd. *	12,510	138,486	The Travelers Cos., Inc.	2,690	109,322
Snap-On, Inc.	3,200	80,320			892,018	Willis Group Holdings Ltd.	2,900	63,800
Strayer Education, Inc.	855	153,789	Financials 11.3%			WR Berkley Corp.	3,000	67,650
TJX Cos., Inc.	670	17,179	Affiliated Managers Group,					1,396,053
Tractor Supply Co. *	2,100	75,726	Inc. *	2,110	88,008	Health Care 17.7%
VF Corp.	3,530	201,598	City National Corp/CA	1,950	65,851	Beckman Coulter, Inc.	1,400	71,414
		1,517,716	Cullen/Frost Bankers, Inc.	1,630	76,512	BioMarin
Consumer Staples 6.5%			Digital Realty Trust, Inc. * (b)(c)	3,220	106,840	Pharmaceuticals, Inc. *	5,020	61,997
Alberto-Culver Co.	6,300	142,443
Chattem, Inc. *	1,480	82,954	Endurance Specialty Holdings Ltd.	4,630	115,472	Bio-Rad Laboratories, Inc. *	2,172	143,135
Church & Dwight Co., Inc.	2,730	142,588				CR Bard, Inc.	1,880	149,874
Flowers Foods, Inc.	5,820	136,654	HCC Insurance Holdings, Inc.	5,720	144,087	Dentsply Int'l., Inc.	4,230	113,575
HJ Heinz Co.	3,550	117,363	Home Properties,			Endo Pharmaceuticals
			Inc. * (b)(c)	1,700	52,105	Holdings, Inc. *	3,400	60,112
						Express Scripts, Inc. *	3,520	162,518

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Mid Cap Growth Fund

							Principal
	Shares	Value		Shares	Value		Amount	Value
		(Note 2)			(Note 2)		(M=$1,000)	(Note 2)
Gen-Probe, Inc. *	4,000	$182,320	Harris Corp.	3,300	$95,502	U.S. Government Obligations 4.9%
Idexx Laboratories, Inc. *	2,500	86,450	Intersil Corp.	7,750	89,125	Federal National Mortgage
Life Technologies Corp. *	5,310	172,469	Jack Henry & Associates,			Association 4.9%
MedAssets, Inc. *	7,080	100,890	Inc.	4,950	80,784	Agency Discount Notes:
						0.01%, 04/01/09
Meridian Bioscience, Inc.	7,100	128,652	McAfee, Inc. *	4,690	157,115	(Cost $610,000)	610M	$610,000
NuVasive, Inc. *	3,650	114,537	Mettler-Toledo Int'l., Inc. *	2,200	112,926	Total Investments 100.8%
Pharmaceutical Product Development, Inc.	2,700	64,044	Nuance Communications, Inc. *	17,510	190,159	(Cost $13,636,331)†		12,476,836
Qiagen NV *	4,200	67,032	Polycom, Inc. *	7,000	107,730	Excess Other of Assets Liabilities (0.8)% Over		(96,952)
Resmed, Inc. *	1,500	53,010	Power Integrations, Inc. *	3,810	65,532	Net Assets 100.0%		$ 12,379,884
St. Jude Medical, Inc. *	4,600	167,118	Trimble Navigation Ltd.	4,130	63,106
Techne Corp.	2,140	117,079			2,158,675
Varian Medical Systems,			Materials 3.5%			* Non-income producing
Inc. *	5,750	175,030	Aptargroup, Inc.	3,300	102,762	†	Cost for federal income tax purposes is
						$13,636,331. At March 31, 2009 unrealized
		2,191,256	Ecolab, Inc.	2,000	69,460	depreciation for federal income tax purposes
Industrials 13.5%			Freeport-McMoRan			aggregated $1,159,495 of which $508,290
Ametek, Inc.	5,970	186,682	Copper & Gold, Inc.	2,960	112,806	related to appreciated securities and
CH Robinson Worldwide,			Pactiv Corp. *	4,280	62,445	$1,667,785 related to depreciated securities.
Inc.	1,550	70,696	Sigma-Aldrich Corp.	300	11,337
Copart, Inc. *	4,680	138,809	Steel Dynamics, Inc.	8,140	71,713	(b)	Return of Capital paid during the fiscal period
Corrections Corp of America *	450	5,764			430,523	(c)	Real Estate Investment Trusts
			Telecommunication Services 2.1%			ADR - American Depository Receipt
Expeditors Int'l. of			American Tower Corp. *	2,450	74,554
Washington, Inc.	2,200	62,238	MetroPCS
Fastenal Co.	3,140	100,967	Communications, Inc. *	11,030	188,392
Healthcare Services					262,946
Group, Inc.	8,700	130,239
ITT Corp.	2,300	88,481	Utilities 1.7%
			ITC Holdings Corp.	4,830	210,684
Jacobs Engineering Group, Inc. *	2,850	110,181	Total Domestic Common Stocks
			(Cost $12,640,354)		11,530,746
Precision Castparts Corp.	1,770	106,023	Foreign Stocks & ADR's 2.7%
Ritchie Bros Auctioneers, Inc.	10,580	196,682	Israel 1.6%
Roper Industries, Inc.	500	21,225	Nice Systems Ltd. ADR *	7,910	196,643
Stericycle, Inc. *	5,140	245,332	United Kingdom 1.1%
Waste Connections, Inc. *	7,880	202,516	Shire Ltd. ADR	3,880	139,447
		1,665,835	Total Foreign Stocks &
			ADR's (Cost $385,977)		336,090
Information Technology 17.4%
Activision Blizzard, Inc. *	21,300	222,798
Amdocs Ltd. *	4,900	90,748
Amphenol Corp.	2,650	75,498
ANSYS, Inc. *	6,880	172,688
Citrix Systems, Inc. *	5,360	121,350
Cognizant Technology
Solutions Corp. *	8,450	175,676
Concur Technologies, Inc. *	3,850	73,882
Dolby Laboratories, Inc. *	5,820	198,520
FLIR Systems, Inc. *	3,200	65,536

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Money Market Fund

Investment in Securities
at March 31, 2009 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 54.3%			Chevron Oil Finance Co.
Federal Farm Credit Bank 1.9%			0.54%, 05/12/09	670M	$669,588
Agency Discount Notes:			Coca-Cola Co.
Freddie Mac			0.25%, 04/24/09	700M	699,888
0.3%, 06/29/09	415M	$414,692	0.3%, 04/02/09	300M	299,997
Federal Home Loan Bank 45.8%			Hewlett Packard
			0.35%, 04/02/09	700M	699,993
Agency Discount Notes:			Johnson & Johnson
Federal Home Loan Bank			0.2%, 04/07/09	450M	449,985
0.15%, 04/06/09	500M	499,989	0.25%, 04/14/09	545M	544,951
Federal Home Loan Bank			Microsoft Corp,
0.2%, 04/15/09	1,000M	999,922	0.18%, 06/16/09	300M	299,886
Federal Home Loan Bank
0.355%, 04/17/09	1,136M	1,135,823	Microsoft Corp.
Federal Home Loan Bank			0.18%, 05/14/09	500M	499,893
0.32%, 04/21/09	1,500M	1,499,733	Nestle Capital Corp.
Federal Home Loan Bank			0.26%, 05/18/09	1,000M	999,661
0.4%, 04/22/09	100M	99,977	Pfizer, Inc.
Federal Home Loan Bank			0.22%, 04/28/09	650M	649,893
0.343%, 04/27/09	297M	296,926	Procter & Gamble
Federal Home Loan Bank			0.23%, 04/10/09	1,000M	999,942
0.45%, 04/28/09	150M	149,949	Toyota Motor Credit
Federal Home Loan Bank			0.3%, 04/03/09	1,040M	1,039,983
0.26%, 04/30/09	570M	569,884	Ups, Inc.
Federal Home Loan Bank			0.26%, 05/01/09	1,000M	999,783
0.31%, 05/05/09	700M	699,795	Total Corporate Short-Term
Federal Home Loan Bank			Notes (Cost $9,803,396)		9,803,396
0.07%, 05/08/09	1,200M	1,199,914	Total Investments 100.9%
Federal Home Loan Bank			(Cost $21,244,015)†		21,244,015
0.35%, 05/13/09	760M	759,690	Excess of Liabilities Over
Federal Home Loan Bank			Other Assets (0.9)%		(197,653)
0.16%, 05/15/09	850M	849,834	Net Assets 100.0%	$ 21,046,362
Federal Home Loan Bank
0.25%, 05/29/09	675M	674,770
Federal Home Loan Bank
0.22%, 06/08/09	200M	199,917			† Also cost for federal income tax purposes.
Total Federal Home Loan
Bank		9,636,123
Federal National Mortgage
Association 6.6%
Agency Discount Notes:
Fannie Mae
0.2%, 04/01/09	190M	190,000
Fannie Mae
0.31%, 04/20/09	1,200M	1,199,804
Total Federal National
Mortgage Association		1,389,804
Total U.S. Government
Obligations
(Cost $11,440,619)		11,440,619
Corporate Short-Term Notes 46.6%
Abbott Labs
0.3%, 04/07/09	950M	949,953
		The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Small Company Fund

Fund Profile
at March 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.0%	Energy	6.6%
Health Care	16.1%	Consumer Staples	5.4%
Industrials	15.7%	Materials	3.1%
Financials	13.3%	Utilities	1.6%
Consumer Discretionary	10.8%	Telecommunication Services	1.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
HCC Insurance Holdings, Inc.	1.7%	Nuance Communications, Inc.	1.5%
ANSYS, Inc.	1.6%	Core Laboratories NV	1.5%
Nice Systems Ltd.	1.6%	Techne Corp.	1.4%
Silgan Holdings, Inc.	1.6%	Endurance Specialty Holdings Ltd.	1.4%
LKQ Corp.	1.5%	Total of Net Assets	15.3%
Waste Connections, Inc.	1.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at March 31, 2009 (Unaudited)

Shares		Value		Shares	Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 90.2%			Energy 6.6%			Healthcare Realty Trust,
Consumer Discretionary 10.8%			Arena Resources, Inc. *	14,900	$ 379,652	Inc. * (b)(c)	16,400	$ 245,836
Burger King Holdings, Inc.	23,100	$ 530,145	CARBO Ceramics, Inc.	11,300	321,372	Home Properties, Inc. (b)(c)	13,500	413,775
Choice Hotels Int'l., Inc.	11,700	302,094	Comstock Resources, Inc. *	10,100	300,980	Investment Technology
Dress Barn, Inc. *	26,500	325,685				Group, Inc. *	20,900	533,368
Gildan Activewear, Inc. *	26,400	213,840	Core Laboratories NV	8,950	654,782	optionsXpress Holdings, Inc.	7,420	84,365
Iconix Brand Group, Inc. *	54,700	484,095	Dril-Quip, Inc. *	15,700	481,990
LKQ Corp. *	48,900	697,803	NATCO Group, Inc. *	19,100	361,563	Portfolio Recovery Associates, Inc. *	18,500	496,540
Matthews Int'l. Corp.	7,700	221,837	Oil States Int'l., Inc. *	12,100	162,382	Raymond James
Morningstar, Inc. *	11,100	379,065	Superior Energy Services, Inc. *	24,000	309,360	Financial, Inc.	26,800	527,960
Snap-On, Inc.	12,500	313,750			2,972,081	Selective Insurance Group	23,900	290,624
Strayer Education, Inc.	2,900	521,623				Signature Bank *	9,600	271,008
Tractor Supply Co. *	11,700	421,902	Financials 13.3%					5,969,579
Wolverine World Wide, Inc.	29,600	461,168	Affiliated Managers Group, Inc. *	7,600	316,996	Health Care 16.1%
		4,873,007				American Medical
			Bancorpsouth, Inc.	14,500	302,180	Systems Holdings, Inc. *	31,600	352,340
Consumer Staples 5.4%			Corporate Office Properties
Alberto-Culver Co.	17,700	400,197	Trust SBI MD (b)	15,500	384,865	Bio-Rad Laboratories, Inc. *	8,300	546,970
Casey's General Stores, Inc.	11,300	301,258	Endurance Specialty
Chattem, Inc. *	10,100	566,105	Holdings Ltd.	25,600	638,464	Catalyst Health Solutions, Inc. *	17,800	352,796
Church & Dwight Co., Inc.	8,500	443,955	First Midwest Bancorp, Inc.	38,400	329,856	Dionex Corp. *	9,700	458,325
Flowers Foods, Inc.	19,500	457,860				Gen-Probe, Inc. *	11,300	515,054
Hain Celestial Group, Inc. *	19,100	271,984	Glacier Bancorp, Inc.	22,300	350,333	Haemonetics Corp. *	5,800	319,464
		2,441,359	HCC Insurance Holdings, Inc.	31,100	783,409	Idexx Laboratories, Inc. *	16,500	570,570
						Immucor, Inc. *	14,900	374,735

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Small Company Fund

						*	Non-income producing
	Shares	Value		Shares	Value	†	Cost for federal income tax purposes is $.
		(Note 2)			(Note 2)		At March 31, 2009 unrealized depreciation
Integra LifeSciences			Mettler-Toledo Int'l., Inc. *	10,200	$ 523,566		for federal income tax purposes aggregated
Holdings Corp. *	18,100	$ 447,613	Micros Systems, Inc. *	18,200	341,250		$8,269,499 of which $2,629,530 related to
Life Technologies Corp. *	10,800	350,784	Nuance Communications, Inc. *	60,700	659,202		appreciated securities and $10,899,029
MedAssets, Inc. *	29,400	418,950					related to depreciated securities.
Meridian Bioscience, Inc.	25,500	462,060	Open Text Corp. *	10,200	351,288
NuVasive, Inc. *	9,300	291,834	Perot Systems Corp. *	11,800	151,984	(b)	Real Estate Investment Trusts
Resmed, Inc. *	6,500	229,710	Polycom, Inc. *	36,300	558,657	(c)	Return of Capital paid during the fiscal period
Sirona Dental Systems, Inc. *	22,900	327,928	Power Integrations, Inc.	20,900	359,480	SBI	- Shares Beneficial Interest
Techne Corp.	11,800	645,578	Progress Software Corp. *	18,900	328,104
West Pharmaceutical Services, Inc.	18,100	593,861	Quality Systems, Inc.	12,900	583,725
		7,258,572	Rofin-Sinar Technologies, Inc. *	20,900	336,908
					7,402,505
Industrials 15.7%			Materials 3.1%
Clarcor, Inc.	14,700	370,293	Aptargroup, Inc.	18,900	588,546
Copart, Inc. *	20,100	596,166	Silgan Holdings, Inc.	13,500	709,290
Curtiss-Wright Corp.	16,100	451,605	Steel Dynamics, Inc.	13,600	119,816
Dynamic Materials Corp.	21,400	196,024			1,417,652
Forward Air Corp.	23,500	381,405	Telecommunication Services 1.2%
G&K Services, Inc.	15,200	287,432	Cbeyond, Inc. *	27,600	519,708
Healthcare Services
Group, Inc.	36,300	543,411	Utilities 1.6%
Heartland Express, Inc.	37,500	555,375	Atmos Energy Corp.	14,700	339,864
			ITC Holdings Corp.	8,200	357,684
Heico Corp.	9,460	195,160			697,548
IDEX Corp. *	18,500	404,595	Total Domestic Common Stocks
Kaydon Corp.	16,100	440,013	(Cost $48,621,155)		40,613,517
Moog, Inc. *	15,300	349,911	Foreign Stocks & ADR's 1.6%
MSC Industrial Direct Co.	7,300	226,811	Israel 1.6%
Ritchie Bros Auctioneers, Inc.	22,060	410,095	Nice Systems Ltd. ADR *
Rollins, Inc.	27,200	466,480	(Cost $972,858)	28,600	710,996
Toro Co.	12,300	297,414	Principal
Wabtec Corp.	7,700	203,126	Amount
Waste Connections, Inc. *	26,700	686,190		(M=$1,000)
		7,061,506	Corporate Short-Term Notes 4.4%
			United Parcel Service
Information Technology	16.4%		0.04%, 04/03/09
ANSYS, Inc. *	28,400	712,840	(Cost $1,999,996)	2,000M	1,999,996
Blackbaud, Inc.	24,800	287,928	U.S. Government Obligations 4.4%
Concur Technologies,			Federal National Mortgage
Inc. *	15,700	301,283	Association 4.4%
Daktronics, Inc.	26,200	171,610	Agency Discount Notes:
			0.01%, 04/01/09
Diodes, Inc. *	34,400	364,984	(Cost $2,000,000)	2,000M	2,000,000
Factset Research			Total Investments 100.6%
Systems, Inc.	6,000	299,940	(Cost $53,594,008)†		45,324,509
Formfactor, Inc. *	13,000	234,260	Excess of Liabilities Over
Intersil Corp.	33,200	381,800	Other Assets (0.6)%		(272,893)
Jack Inc. Henry & Associates,	27,800	453,696	Net Assets 100.0%		$ 45,051,616

		The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

     The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Balanced, Bond, Common Stock, Mid Cap Growth, Money Market and Small Company, all of which are diversified.

NOTE 2:

Security Valuation:

     Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

     In September 2006, the Financial Accounting Standards Board (“FASB”) issued Financial Accounting Standards (“FAS”) Statement No. 157 – Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities and also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. The Statement was effective for financial statements issued for fiscal years beginning after November 15, 2007.

     On April 9, 2009, the FASB issued FASB Staff Position (“FSP”) FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. The FSP specifically focuses on a framework for determining when the volume and level of activity have significantly decreased, and the determination of what constitutes a transaction that is not orderly. The FSP emphasizes that even if there has been a significant decrease in volume and level of activity, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. An orderly transaction is a transaction that assumes exposure to the market for a period prior to measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction (e.g., a forced liquidation or a distressed sale).

FSP FAS 157-4 also amends Statement No. 157 to require a reporting entity to:

1. Disclose in interim and annual periods the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period; and 2. Define major categories for equity securities and debt securities to be major security types as described in paragraph 19 of FAS 115 - Accounting for Certain Investments in Debt and Equity Securities.

     The staff position will be effective for interim and annual periods ending after June 15, 2009, and entities will be permitted to early adopt for periods ending after March 15, 2009. Management has elected an early adoption for implementing the provisions of FSP 157-4 for the fiscal period ended March 31, 2009.

     The fair value hierarchy outlined in Statement No. 157 and enhanced descriptions of inputs and valuation techniques required under FSP FAS 157-4 are summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Electronic Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Regulated Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

     There have been no significant changes in valuation techniques during the last fiscal period, but prospectively the Sentinel Pricing Committee will place greater emphasis on factors discussed in FSP FAS 157-4 such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2009 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount Notes	$ –	$ 879,996	$ –	$ 879,996
Collateralized Mortgage Obligations	–	1,074,024	–	1,074,024
Domestic Common Stocks	7,149,324	–	–	7,149,324
Foreign Stocks & ADR’s	522,915	–	–	522,915
Mortgage-Backed Securities	–	2,139,525	–	2,139,525
Totals	$ 7,672,239	$ 4,093,545	$ –	$ 11,765,784
Bond:
Collateralized Mortgage Obligations	$ –	$ 24,388,773	$ –	$ 24,388,773
Corporate Bonds	–	23,207,027	–	23,027,027
Mortgage-Backed Securities	–	22,197,550	–	22,197,550
Totals	$ –	$ 69,793,350	$ –	$ 69,793,350
Common Stock:
Agency Discount Notes	$ –	$ 1,799,970	$ –	$ 1,799,970
Corporate Short-Term Notes	–	6,499,989	–	6,499,989
Domestic Common Stocks	125,295,185	–	–	125,295,185
Foreign Stocks & ADR’s	8,975,150	–	–	8,975,150
Totals	$ 134,270,335	$ 8,299,959	$ –	$ 142,570,294
Mid Cap Growth:
Agency Discount Notes	$ –	$ 610,000	$ –	$ 610,000
Domestic Common Stocks	11,530,746	–	–	11,530,746
Foreign Stocks & ADR’s	336,090	–	–	336,090
Totals	$ 11,866,836	$ 610,000	$ –	$ 12,476,836
Money Market:
Agency Discount Notes	$ –	$ 11,250,619	$ –	$ 11,250,619
Corporate Short-Term Notes	–	9,993,396	–	9,993,396
Totals	$ –	$ 21,244,015	$ –	$ 21,244,015
Small Company:
Agency Discount Notes	$ –	$ 2,000,000	$ –	$ 2,000,000
Corporate Short-Term Notes	–	1,999,996	–	1,999,996
Domestic Common Stocks	40,613,517	–	–	40,613,517
Foreign Stocks & ADR’s	710,996	–	–	710,996
Totals	$ 41,324,513	$ 3,999,996	$ –	$ 45,324,509

Liabilities:
Investments in Securities:
None.

Fair Value Level 3 activity for the fiscal period ended March 31, 2009 was as follows:

SVP Fund

Assets: Investments in Securities: None. Liabilities: Investments in Securities: None.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 cfr 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Thomas P. Malone
---------------------
Thomas P. Malone
Vice President & Treasurer

Date	05/28 /2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Christian W. Thwaites
-------------------------
Christian W. Thwaites
President and Chief Executive Officer

Date	05/28 /2009

By	/s/ Thomas P. Malone
--------------------------
Thomas P. Malone
Vice President & Treasurer

Date	05/28/2009